Note 6 - Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Electronic equipment, cost	$ 18	$ 66
Less: accumulated depreciation	(13)	(63)
Electronic equipment, net	$ 5	$ 3